GREENFI FUNDS TRUST

GreenFi Redwood Fund
(the “Fund”)

Supplement dated June 6, 2025
to the Summary Prospectus dated February 1, 2025, as supplemented from time to time (the “Summary Prospectus”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.
Effective immediately, the section of the Fund’s Summary Prospectus entitled “Fund Summary – Management of the Fund’s Portfolio” is replaced in its entirety with the following:
Investment Adviser.  Mission Investment Advisors LLC
Sub-Adviser.  UBS Asset Management (Americas) LLC
Sub-Adviser Portfolio Manager(s)
Alix Foulonneau Portfolio Manager Since 05/2025	Adam Jokich Portfolio Manager Since 08/2020

For further information, please contact the Fund toll-free at 1-800-683-8529. You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by visiting the Fund’s website at funds.greenfi.com.

Investors Should Retain This Supplement for Future Reference

GREENFI FUNDS TRUST

GreenFi Redwood Fund
(the “Fund”)

Supplement dated June 6, 2025
to the Prospectus dated February 1, 2025, as supplemented from time to time (the “Prospectus”)
The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.
Effective immediately, the  section of the Fund’s Prospectus entitled “Fund Summary – Management of the Fund’s Portfolio” is replaced in its entirety with the following:
Investment Adviser.  Mission Investment Advisors LLC
Sub-Adviser.  UBS Asset Management (Americas) LLC
Sub-Adviser Portfolio Manager(s)
Alix Foulonneau Portfolio Manager Since 05/2025	Adam Jokich Portfolio Manager Since 08/2020
Effective immediately, the fifth and sixth  paragraphs in the section of the Fund’s Prospectus entitled “Management of the Fund – Investment Sub-Advisor” is replaced with the following:
Adam Jokich, CFA. Adam Jokich is a senior portfolio manager within the Global Equity team and is the lead portfolio manager on several strategies including sustainable and impact equity strategies. Prior to taking on the role of lead portfolio manager in May 2025, he served as deputy portfolio manager on US Equity strategies at UBS Asset Management since August 2020. Previously, Mr. Jokich was a quantitative analyst within the Global Equity team at UBS Asset Management. He has been with UBS Asset Management since 2012. Mr. Jokich has been a portfolio manager of the Fund since August 2020.
Alix Foulonneau. Alix Foulonneau is a portfolio manager on the Global Equity team, based in London. She supports the portfolio construction process for sustainable and impact equity strategies managed by the Global Equity team, where she is also deputy PM on several strategies including Engage for Impact Equity, US Sustainable Equity and International Sustainable Equity. With her strong sustainability background, she leads the engagement strategy and sustainability research efforts for our Impact strategies. Prior to becoming a Portfolio Manager in 2023, Alix was a sustainability research analyst in the Global Equity team. Alix was previously the equity strategist for the Global Sustainable Equities team, managing communication with clients and development of the Sustainable Equity Strategies until March 2021. Until 2016, she worked as an analyst on the UBS-AM Governance & Stewardship team for two years.
For further information, please contact the Fund toll-free at 1-800-683-8529. You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by visiting the Fund’s website at funds.greenfi.com.
Investors Should Retain This Supplement for Future Reference

GREENFI FUNDS TRUST

GreenFi Redwood Fund
(the “Fund”)

Supplement dated June 6, 2025
to the Statement of Additional Information dated February 1, 2025, as supplemented from time to time (the “Statement of Additional Information”)
The information in this Supplement updates information in, and should be read in conjunction with, the Statement of Additional Information for the Fund.
Effective immediately, the section of the Fund’s Statement of Additional Information entitled “Investment Advisory and Other Service Providers – The Investment Sub-Adviser – Portfolio Manager Holdings” is replaced in its entirety with the following:
The table below shows the amount of the Fund’s equity securities beneficially owned by the portfolio managers as of March 31, 2025, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.
Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Alix Foulonneau	A
Adam Jokich	A
Effective immediately, the third paragraph in the section of the Fund’s Statement of Additional Information entitled “Investment Advisory and Other Service Providers – The Investment Sub-Adviser – Other Portfolio Manager Information” is replaced with the following:
The following table indicates the number of accounts and assets under management (in millions) for each type of account for the portfolio managers as of March 31, 2025.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Alix Foulonneau	0	0	1	$39.6M	2	$352.9M
Adam Jokich	3	$450.6M	23	$14,857.9M	6,390	$33,928.4M
Accounts with Performance-Based Advisory Fee
Alix Foulonneau	0	$0	0	$0	0	$0
Adam Jokich	0	$0	0	$0	0	$0
For further information, please contact the Fund toll-free at 1-800-683-8529. You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by visiting the Fund’s website at funds.greenfi.com.
Investors Should Retain This Supplement for Future Reference